UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 1.8%
182,700	McDonald’s Corp.	$6,277,572

Household Durables - 1.1%
149,800	Newell Rubbermaid Inc.	3,773,462

Media - 7.3%
116,100	EchoStar Communications Corp., Class A Shares*	3,467,907
49,535	Liberty Global Inc., Series A Shares*	1,013,982
25,335	Liberty Global Inc., Series C Shares*	500,366
453,500	Liberty Media Corp., Class A Shares*	3,723,235
524,400	News Corp., Class B Shares	9,208,464
120,900	SES Global SA, FDR	1,928,274
326,700	Time Warner Inc.	5,485,293

	Total Media	25,327,521

Multiline Retail - 2.1%
65,200	J.C. Penney Co. Inc.	3,938,732
59,700	Target Corp.	3,104,997

	Total Multiline Retail	7,043,729

	TOTAL CONSUMER DISCRETIONARY	42,422,284

CONSUMER STAPLES - 10.1%
Food & Staples Retailing - 4.5%
463,400	Kroger Co.*	9,434,824
131,100	Wal-Mart Stores Inc.	6,193,164

	Total Food & Staples Retailing	15,627,988

Food Products - 1.0%
188,100	Sara Lee Corp.	3,363,228

Household Products - 1.5%
92,700	Kimberly-Clark Corp.	5,358,060

Tobacco - 3.1%
152,200	Altria Group Inc.	10,784,892

	TOTAL CONSUMER STAPLES	35,134,168

ENERGY - 9.4%
Energy Equipment & Services - 2.4%
93,300	GlobalSantaFe Corp.	5,667,975
37,600	Halliburton Co.	2,745,552

	Total Energy Equipment & Services	8,413,527

Oil, Gas & Consumable Fuels - 7.0%
90,700	Marathon Oil Corp.	6,908,619
57,600	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	3,586,176
52,900	Suncor Energy Inc.	4,074,358
73,600	Total SA, Sponsored ADR	9,695,328

	Total Oil, Gas & Consumable Fuels	24,264,481

	TOTAL ENERGY	32,678,008

FINANCIALS - 28.4%
Capital Markets - 4.4%
35,600	Goldman Sachs Group Inc.	5,587,776
121,100	Merrill Lynch & Co. Inc.	9,537,836

	Total Capital Markets	15,125,612

Commercial Banks - 6.6%
208,900	Bank of America Corp.	9,513,306
103,700	Wachovia Corp.	5,812,385

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 6.6% (continued)
118,400	Wells Fargo & Co.	$7,562,208

	Total Commercial Banks	22,887,899

Consumer Finance - 4.2%
131,800	American Express Co.	6,926,090
95,100	Capital One Financial Corp.	7,657,452

	Total Consumer Finance	14,583,542

Diversified Financial Services - 2.2%
178,000	JPMorgan Chase & Co.	7,411,920

Insurance - 7.9%
74,600	AFLAC Inc.	3,366,698
122,100	American International Group Inc.	8,069,589
54,200	Chubb Corp.	5,172,848
62,500	Loews Corp.	6,325,000
106,100	St. Paul Travelers Cos. Inc.	4,433,919

	Total Insurance	27,368,054

Thrifts & Mortgage Finance - 3.1%
82,100	Freddie Mac	5,008,100
85,800	Golden West Financial Corp.	5,825,820

	Total Thrifts & Mortgage Finance	10,833,920

	TOTAL FINANCIALS	98,210,947

HEALTH CARE - 10.5%
Health Care Providers & Services - 3.5%
108,900	UnitedHealth Group Inc.	6,083,154
79,000	WellPoint Inc.*	6,116,970

	Total Health Care Providers & Services	12,200,124

Pharmaceuticals - 7.0%
105,200	Abbott Laboratories	4,467,844
62,600	Johnson & Johnson	3,707,172
96,000	Novartis AG, Sponsored ADR	5,322,240
209,400	Pfizer Inc.	5,218,248
116,400	Sanofi-Aventis, Sponsored ADR	5,523,180

	Total Pharmaceuticals	24,238,684

	TOTAL HEALTH CARE	36,438,808

INDUSTRIALS - 10.1%
Aerospace & Defense - 5.1%
103,100	Boeing Co.	8,034,583
96,100	Raytheon Co.	4,405,224
89,900	United Technologies Corp.	5,211,503

	Total Aerospace & Defense	17,651,310

Building Products - 1.1%
117,800	Masco Corp.	3,827,322

Commercial Services & Supplies - 1.1%
67,100	Avery Dennison Corp.	3,924,008

Industrial Conglomerates - 1.8%
66,200	Textron Inc.	6,182,418

Machinery - 1.0%
43,400	Parker Hannifin Corp.	3,498,474

	TOTAL INDUSTRIALS	35,083,532

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 1.6%
258,500	Nokia Oyj, Sponsored ADR	5,356,120

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 3.6% (continued)
Computers & Peripherals - 1.0%
41,900	International Business Machines Corp.	$3,455,493

Software - 1.0%
131,500	Microsoft Corp.	3,578,115

	TOTAL INFORMATION TECHNOLOGY	12,389,728

MATERIALS - 2.7%
Chemicals - 2.7%
54,400	Air Products & Chemicals Inc.	3,655,136
131,300	E.I. du Pont de Nemours & Co.	5,542,173

	TOTAL MATERIALS	9,197,309

TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 2.1%
271,775	AT&T Inc.	7,348,796

Wireless Telecommunication Services - 5.3%
105,700	ALLTEL Corp.	6,844,075
446,014	Sprint Nextel Corp.	11,525,002

	Total Wireless Telecommunication Services	18,369,077

	TOTAL TELECOMMUNICATION SERVICES	25,717,873

UTILITIES - 2.4%
Multi-Utilities - 2.4%
181,000	Sempra Energy	8,409,260

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $267,638,718)	335,681,917

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.9%
Repurchase Agreement - 2.9%
$9,913,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds due at maturity - $9,916,965; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value - $10,111,303) (Cost - $9,913,000)	9,913,000

	TOTAL INVESTMENTS - 99.8% (Cost - $277,551,718#)	345,594,917
	Other Assets in Excess of Liabilities - 0.2%	719,322

	TOTAL NET ASSETS - 100.0%	$346,314,239

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Investors Portfolio (the “Fund”), is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Prior to May 1, 2006, the Fund was named Salomon Brothers Variable Investors Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,557,815
Gross unrealized depreciation	(1,514,616)

Net unrealized appreciation	$68,043,199

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date May 30, 2006